Equity - Share Capital - Class B Shares (Details)	Dec. 31, 2022 item € / shares	Dec. 31, 2021 item € / shares	Jul. 23, 2012	Jul. 22, 2012
Equity
Preference shares, annual preferred dividend, minimum (in Euros per share) | € / shares	€ 0.01	€ 0.01
Exchange ratio			1	2
Interests representing more than 10% of total capital | item	0	0
Preference shares
Equity
Exchange ratio			1